Borrowings - Additional Information (Detail)										1 Months Ended			12 Months Ended
		Dec. 31, 2021 USD ($)	Sep. 13, 2021 USD ($)	Mar. 30, 2021 USD ($)	Mar. 29, 2021 USD ($)	Mar. 23, 2021	Mar. 22, 2021	Jan. 31, 2020 USD ($)	Jan. 23, 2018 USD ($)	May 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) option	Sep. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Apr. 13, 2020 USD ($)	Nov. 30, 2018 USD ($)	Aug. 13, 2018 USD ($)
Short-term Debt [Line Items]
Secured debt	[1]	$ 22,443,000											$ 22,443,000	$ 16,025,000
Interest expense													21,809,000	18,722,000	$ 20,091,000
Amortized debt issuance costs													2,310,000	1,945,000	1,785,000
Debt issuance costs, net	[1]	1,525,000											1,525,000	2,598,000
Interest expense paid													22,041,000	19,973,000	19,687,000
Outstanding debt		50,000,000											50,000,000
Interest expense paid to related party													137,000	561,000	560,000
Paycheck Protection Program, CARES Act
Short-term Debt [Line Items]
Outstanding debt		0											0
Paycheck Protection Program, CARES Act | Extinguishment of Debt, Principal
Short-term Debt [Line Items]
Extinguishment of debt, amount			$ 6,400,000
Paycheck Protection Program, CARES Act | Extinguishment of Debt, Interest
Short-term Debt [Line Items]
Interest expense			$ 100,000
Secured borrowing payable
Short-term Debt [Line Items]
Purchase commitment by the unrelated third party										$ 165,000,000.0						$ 65,000,000.0
Purchase commitment by the unrelated third party, additional commitment										$ 100,000,000.0						$ 100,000,000.0
Finance receivable purchased		148,900,000											148,900,000	79,800,000
Secured debt		22,400,000											22,400,000	16,000,000
Interest expense													2,700,000	2,300,000	1,700,000
Capitalized issuance costs													200,000
Amortized debt issuance costs													29,000	100,000	100,000
Debt issuance costs, net		0											0	29,000
Debt agreement, maximum available amount		38,500,000											38,500,000
Outstanding debt		22,443,000											22,443,000	16,025,000
Secured borrowing payable | SPE II, LLC
Short-term Debt [Line Items]
Percentage of unsecured finance receivable sold																97.50%
Percentage of preferred return																15.00%
Term of extension																1 year
Number of options to renew | option																2
Term of purchase period renewal																18 months
Senior debt
Short-term Debt [Line Items]
Debt agreement, maximum available amount		395,000,000											395,000,000
Outstanding debt		251,578,000											251,578,000	131,726,000
Senior debt | Revolving Line Of Credit, Maturing February 2022, OppFi-LLC
Short-term Debt [Line Items]
Capitalized issuance costs													300,000
Amortized debt issuance costs													21,000	24,000	200,000
Debt issuance costs, net		0											0	21,000
Debt agreement, maximum available amount		0											0								$ 10,000,000.0
Interest expense paid													35,000	200,000	300,000
Outstanding debt		0											0	5,000,000
Senior debt | Revolving Line Of Credit, Maturing January 2024, Opportunity Funding SPE III, LLC
Short-term Debt [Line Items]
Interest expense													7,300,000	7,400,000	11,700,000
Capitalized issuance costs													2,100,000
Amortized debt issuance costs													700,000	700,000	900,000
Debt issuance costs, net		800,000											800,000	1,500,000
Debt agreement, maximum available amount		175,000,000						$ 175,000,000.0	$ 75,000,000.0				175,000,000
Debt agreement, interest payment frequency									monthly
Basis for effective rate								one-month LIBOR plus 6% with a 2% LIBOR floor
Outstanding debt		119,000,000											119,000,000	59,200,000
Senior debt | Revolving Line Of Credit, Maturing October 2023, Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC
Short-term Debt [Line Items]
Interest expense													3,500,000	3,400,000	2,100,000
Capitalized issuance costs													1,500,000
Amortized debt issuance costs													500,000	400,000	200,000
Debt issuance costs, net		400,000											400,000	500,000
Debt agreement, maximum available amount		75,000,000										$ 75,000,000.0	75,000,000
Debt agreement, interest payment frequency												monthly
Outstanding debt		45,900,000											45,900,000	24,222,000
Senior debt | Revolving Line Of Credit, Maturing April 2023, Opportunity Funding SPE VI, LLC
Short-term Debt [Line Items]
Interest expense													2,400,000	2,300,000	1,400,000
Capitalized issuance costs													900,000
Amortized debt issuance costs													300,000	300,000	200,000
Debt issuance costs, net		100,000											100,000	400,000
Debt agreement, maximum available amount		50,000,000										$ 50,000,000.0	50,000,000
Debt agreement, interest payment frequency												monthly
Outstanding debt		30,600,000											30,600,000	16,148,000
Senior debt | Revolving Line Of Credit, Maturing February 2024, Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC
Short-term Debt [Line Items]
Interest expense													400,000	500,000	200,000
Capitalized issuance costs													900,000
Amortized debt issuance costs													400,000	200,000	100,000
Debt issuance costs, net		300,000											300,000	100,000
Debt agreement, maximum available amount		$ 45,000,000									$ 25,000,000.0		45,000,000				$ 45,000,000.0
Debt agreement, interest payment frequency											monthly
Basis for effective rate		LIBOR plus 3.85% with a 0.4% LIBOR floor
Outstanding debt		$ 7,500,000											7,500,000	12,506,000
Senior debt | Term loan, net
Short-term Debt [Line Items]
Interest expense													5,300,000	2,600,000	2,600,000
Capitalized issuance costs													2,300,000
Amortized debt issuance costs													400,000	200,000	200,000
Debt issuance costs, net		1,400,000											1,400,000	300,000
Debt agreement, maximum available amount		50,000,000											50,000,000					$ 50,000,000.0		$ 25,000,000.0
Principal amount of debt		50,000,000											50,000,000	15,000,000
Proceeds from draw down of available commitment				$ 35,000,000
Outstanding debt		48,578,000											48,578,000	14,650,000
Unamortized discount		$ 0											$ 0	19,000
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing February 2022, OppFi-LLC
Short-term Debt [Line Items]
Basis spread on variable rate													2.50%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing January 2024, Opportunity Funding SPE III, LLC
Short-term Debt [Line Items]
Basis spread on variable rate								6.00%					6.00%
Basis spread on variable rate floor								2.00%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing October 2023, Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC
Short-term Debt [Line Items]
Basis spread on variable rate													7.25%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing April 2023, Opportunity Funding SPE VI, LLC
Short-term Debt [Line Items]
Basis spread on variable rate													7.25%
Senior debt | London Interbank Offered Rate (LIBOR) | Revolving Line Of Credit, Maturing February 2024, Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC
Short-term Debt [Line Items]
Basis spread on variable rate		3.85%									4.25%		3.85%
Basis spread on variable rate floor		0.40%
Senior debt | London Interbank Offered Rate (LIBOR) | Term loan, net
Short-term Debt [Line Items]
Basis spread on variable rate						10.00%	14.00%						10.00%
Subordinated debt - related party
Short-term Debt [Line Items]
Debt agreement, maximum available amount		$ 0			$ 4,000,000.0								$ 0
Debt agreement, interest payment frequency					quarterly
Outstanding debt		0											0	4,000,000
Interest expense paid to related party													100,000	600,000	$ 600,000
Other debt
Short-term Debt [Line Items]
Debt agreement, maximum available amount		0											0						$ 6,400,000
Outstanding debt		$ 0											$ 0	$ 6,354,000

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.